Balance Sheet Components (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 04, 2013
Schedule of Equity Method Investments [Line Items]
Other current liabilities	$ 470.0
Restricted cash and cash equivalents, current	134.1	129.5
Equity method investments	0	0
Other long-term obligations	1,336.7	1,269.1
Other current liabilities	1,434.1	1,396.6
Agila Specialties
Schedule of Equity Method Investments [Line Items]
Other current liabilities			230.0
Other assets (including equity method investment)			152.8
Clean energy investments
Schedule of Equity Method Investments [Line Items]
Other Liabilities	472.7	415.4
Other long-term obligations	412.9
Other current liabilities	59.8
Other current liabilities
Schedule of Equity Method Investments [Line Items]
Other current liabilities	20.0	250.0
Other long-term obligations
Schedule of Equity Method Investments [Line Items]
Other current liabilities	450.0	414.6
Other assets
Schedule of Equity Method Investments [Line Items]
Restricted cash and cash equivalents	100.0	100.0
Other assets | Clean energy investments
Schedule of Equity Method Investments [Line Items]
Equity method investments	437.5	401.7
Other assets | Sagent Agila
Schedule of Equity Method Investments [Line Items]
Equity method investments	109.9	123.2
Equity method investments | Agila Specialties
Schedule of Equity Method Investments [Line Items]
Other assets (including equity method investment)			$ 125.0
Equity method investments | Sagent Agila | Agila Specialties
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage			50.00%